Stock-based Compensation - Schedule of Weighted Average Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.22%	1.19%	0.70%
Expected volatility	66.68%	64.85%	61.51%
Expected life in years	3 years 9 months 18 days	4 years	3 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options granted	$ 4.90	$ 10.10	$ 9.40